Business Acquisition (Tables)	6 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Purchase price allocation to estimated fair value of assets and liabilities assumed

As of January 4, 2012	Amount
Trademarks and Tradenames	$121,157
Patents	180,183
Internally Developed Software	363,472
Other Net Assets	(758)
664,054
Negative Goodwill on acquisition	(66,394)
Purchase Price	$597,660